Annual Operating Expenses - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO - Fidelity Enhanced U.S. All-Cap Equity ETF - Fidelity Enhanced U.S. All-Cap Equity ETF
	Nov. 14, 2024
Operating Expenses:
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.18%

[1]	A Based on estimated amounts for the current fiscal year.